Master Netting and Similar Agreements - Repurchase, Reverse Repurchase, and Securities Borrowing Transactions - Schedule of the Remaining Contractual Maturity by Collateral Type of Securities Sold Under Agreements To Repurchase (Details) - USD ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	$ 762,592	$ 656,602
U.S. treasuries
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	16,321	13,830
Government agency issued MBS
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	419,708	430,186
Government agency issued CMO
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	36,688	57,703
Government guaranteed loans (SBA and USDA)
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	289,875	154,883
Overnight and Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	757,372	647,571
Overnight and Continuous | U.S. treasuries
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	16,321	13,830
Overnight and Continuous | Government agency issued MBS
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	414,488	424,821
Overnight and Continuous | Government agency issued CMO
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	36,688	54,037
Overnight and Continuous | Government guaranteed loans (SBA and USDA)
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	289,875	154,883
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	5,220	9,031
Up to 30 Days | U.S. treasuries
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	0	0
Up to 30 Days | Government agency issued MBS
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	5,220	5,365
Up to 30 Days | Government agency issued CMO
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	0	3,666
Up to 30 Days | Government guaranteed loans (SBA and USDA)
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	$ 0	$ 0